LONG-TERM DEBT AND CREDIT FACILITIES - Revolving credit and term loan (Details) - USD ($)		12 Months Ended
	Mar. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023
Long-term debt
Carrying Amount		$ 2,232,600,000	$ 2,592,900,000
Repayment of debt		$ 960,000,000.0	340,000,000.0
Standby fee (as percent of unused availability)		0.29%
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Interest rate (as a percent)				4.38%
Revolving credit facility
Long-term debt
Carrying Amount	$ 1,000,000,000.0	$ 6,800,000	206,700,000
Maximum borrowing capacity		1,500,000,000.0
Letters of credit		$ 6,700,000
Interest rate (as a percent)		1.45%
Revolving credit facility | Great Bear acquisition
Long-term debt
Amount drawn from letter of credit	1,100,000,000.0
Repayment of debt	$ 1,000,000,000.0
Letter of credit | Minimum
Long-term debt
Interest rate (as a percent)		0.967%
Letter of credit | Maximum
Long-term debt
Interest rate (as a percent)		1.45%
Term Loan
Long-term debt
Carrying Amount		$ 999,100,000	$ 998,200,000
Interest rate (as a percent)		1.25%	1.25%